Debt (Junior subordinated notes) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt		$ 28,420,739,000	$ 27,716,999,000
Revolving Credit Facility Before Issuance Of Junior Subondinated Notes [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 1,000,000,000.0
Revolving Credit Facility After Issuance Of Junior Subondinated Notes [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 500,000,000.0
Deferral of interest payments, maximum term	5 years
Subordinated Debt [Member] | Junior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt	$ 500,000,000
Debt, fixed interest rate	6.50%
Spread over reference rate	4.30%
Subordinated Debt [Member] | Junior Subordinated Notes [Member] | Debt Instrument, Redemption, Option (i) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage		100.00%
Subordinated Debt [Member] | Junior Subordinated Notes [Member] | Debt Instrument, Redemption, Option (iii) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage		100.00%
Subordinated Debt [Member] | Junior Subordinated Notes [Member] | Debt Instrument, Redemption, Option (iv) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage		101.00%
Days after occurence		60 days
Annual interest rate increase		5.00%